[Skadden, Arps, Slate, Meagher & Flom LLP letterhead]

September 29, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:   Builders FirstSource, Inc.
Amendment No. 1 to Registration Statement on Form S-4,
Filed on September 29, 2005
(SEC File No. 333-128064)

Ladies and Gentlemen:

On behalf of Builders FirstSource, Inc., a Delaware corporation (the “Company”), we hereby electronically transmit, pursuant to Regulation S-T promulgated by the Securities and Exchange Commission, Amendment No. 1 to the Registration Statement of the Company on Form S-4 for filing under the Securities Act of 1933, as amended (the “Act”), in connection with the Company’s offer to exchange an aggregate principal amount of up to $275,000,000 of its Second Priority Senior Secured Floating Rate Notes due 2012 to be registered under the Act hereby for a like principal amount of its issued and outstanding Second Priority Senior Secured Floating Rate Notes due 2012.

Please contact the undersigned at (302) 651-3180 should you require further information or have any questions.

Very truly yours,

/s/ Allison L. Amorison

Allison L. Amorison

cc:  Donald F. McAleenan, Esq.